Shareholders' equity - Dividends - Dividends paid (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shareholders' equity [abstract]
Interim dividend, current year	€ 665	€ 532	€ 530	€ 529
Dividend, balance for prior year	1,064	1,064	1,059	1,317
Total dividends	€ 1,729	€ 1,596	€ 1,589	€ 1,846